Document And Entity Information	Mar. 07, 2025
Document Information [Line Items]
Entity, Registrant Name	Avenue Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 07, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38114
Entity, Tax Identification Number	47-4113275
Entity, Address, Address Line One	1111 Kane Concourse, Suite 301
Entity, Address, City or Town	Bay Harbor Islands
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33154
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATXI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001644963